CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2025
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

3.CONCENTRATION AND RISKS

(a)Concentration of credit risk

Financial assets that potentially expose the Group to the concentration of credit risk primarily consist of cash and cash equivalents, time deposits and investments in financial instruments placed in financial institutions. The maximum exposure of such assets to credit risk equals their carrying amount as of the balance sheet dates. In the event of the bankruptcy of these financial institutions, the Group may not be able to claim those assets back in full. The Group believes these financial institutions are of high credit rating and quality. The Group regularly monitors the rating and financial strength of these financial institutions to avoid potential defaults.

(b)Foreign currency exchange rate risk

The RMB has fluctuated against the US$ at times significantly and unpredictably. The appreciation of the RMB against the US$ was approximately 4% in 2025. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.